SHARE-BASED COMPENSATION (Schedule of Stock Award Activity) (Details) - $ / shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2018
Number of Shares
Outstanding, Beginning | shares	1,270,000	0
Granted | shares	0	1,450,000
Exercised | shares	0	0
Forfeited | shares	(1,190,000)	(180,000)
Canceled | shares	(80,000)	0
Outstanding, Ending | shares	0	1,270,000	0
Exercisable				0
Vested and expected to vest				0
Weighted Average Exercise Price
Outstanding, Beginning | $ / shares	$ 12	$ 0
Granted | $ / shares		12
Exercised | $ / shares		0
Forfeited | $ / shares	12	0
Canceled | $ / shares	12	0
Outstanding, Ending | $ / shares	$ 0	$ 12	$ 0
Exercisable				$ 0
Vested and expected to vest				$ 0
Weighted Average Remaining Contractual Term In Years
Outstanding	0 years	2 years 5 months 1 day	0 years
Granted		3 years
Vested and expected to vest	0 years